Compensation Plans and Post-Employment Benefits - Amounts Recognized in Balance Sheets (Details) - USD ($) $ in Millions	Nov. 30, 2020	Nov. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,594	$ 783
Accrued liabilities and other	1,144	1,809
Other long-term liabilities	949	890
Pension Plan | UK Plan
Defined Benefit Plan Disclosure [Line Items]
Other assets	22	13
Accrued liabilities and other	0	0
Other long-term liabilities	0	0
Pension Plan | All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Accrued liabilities and other	32	25
Other long-term liabilities	$ 231	$ 210